Components Of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Equipment inventory	$ 12,670	$ 6,164	$ 6,399
Oil and natural gas product	2,978	3,793	3,624
Inventory for resale			2,866
Inventory valuation allowance	(863)	(1,316)	(1,821)
Inventories	$ 14,785	$ 8,641	$ 11,068